MARCH 1, 2022
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD HEALTHCARE HLS FUND SUMMARY PROSPECTUS
DATED APRIL 30, 2021, AS SUPPLEMENTED JULY 22, 2021
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 30, 2021, AS SUPPLEMENTED THROUGH JANUARY 12, 2022
This Supplement contains new and additional information regarding Hartford Healthcare HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective immediately, David M. Khtikian, CFA and Fayyaz Mujtaba will be added as portfolio managers to the Hartford Healthcare HLS Fund. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus effective immediately:
(1) Under the heading “Management” in the above referenced Summary Prospectus and the heading “Hartford Healthcare HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Ann C. Gallo	Senior Managing Director and Global Industry Analyst	2000
Robert L. Deresiewicz, MD*	Senior Managing Director and Global Industry Analyst	2000
Rebecca D. Sykes, CFA	Senior Managing Director and Global Industry Analyst	2007
Wen Shi, PhD, CFA	Managing Director and Global Industry Analyst	2015
David M. Khtikian, CFA	Managing Director and Global Industry Analyst	2013
Fayyaz Mujtaba	Managing Director and Global Industry Analyst	2013
*
Robert L. Deresiewicz announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective June 30, 2022, Robert L. Deresiewicz will no longer serve as a portfolio manager to the Fund. Robert L. Deresiewicz’s portfolio management responsibilities will transition to Wen Shi in the months leading up to his departure.
(2) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Healthcare HLS Fund” in the above referenced Statutory Prospectus, the following portfolio manager information is added:
David M. Khtikian, CFA, Managing Director and Global Industry Analyst of Wellington Management, has been involved in portfolio management for the Fund since 2022 and has been involved in securities analysis for the Fund since 2013. Mr. Khtikian joined Wellington Management as an investment professional in 2013.
Fayyaz Mujtaba, Managing Director and Global Industry Analyst of Wellington Management, has been involved in portfolio management for the Fund since 2022 and has been involved in securities analysis for the Fund since 2013. Mr. Mujtaba joined Wellington Management as an investment professional in 2011.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7596
March 2022

MARCH 1, 2022
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
DATED APRIL 30, 2021, AS SUPPLEMENTED THROUGH JANUARY 11, 2022
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Portfolio Managers – Other Accounts Managed or Sub-Advised by Wellington Management Portfolio Managers,” the following information is added under the Healthcare HLS Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Healthcare HLS Fund
David M. Khtikian(4)
Other Registered Investment Companies	5	$232	0	$0
Other Pooled Investment Vehicles	21	$372	5	$76
Other Accounts	70	$956	8	$143
Fayyaz Mujtaba(5)
Other Registered Investment Companies	8	$400	1	$48
Other Pooled Investment Vehicles	30	$643	5	$98
Other Accounts	80	$1,576	11	$285
(4)
Information is as of October 31, 2021. Effective March 1, 2022, Mr. Khtikian became a portfolio manager to the Healthcare HLS Fund.
(5)
Information is as of October 31, 2021. Effective March 1, 2022, Mr. Mujtaba became a portfolio manager to the Healthcare HLS Fund.
(2)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
David M. Khtikian(2)	Healthcare HLS Fund	None
Fayyaz Mujtaba(3)	Healthcare HLS Fund	None
(2)
Information is as of October 31, 2021. Effective March 1, 2022, Mr. Khtikian became a portfolio manager to the Healthcare HLS Fund.
(3)
Information is as of October 31, 2021. Effective March 1, 2022, Mr. Mujtaba became a portfolio manager to the Healthcare HLS Fund.
(3)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following paragraph and table replace the paragraph and table that follow the table presenting the dollar ranges of equity securities beneficially owned by Wellington Management portfolio managers in each HLS Fund they manage:
With respect to the Capital Appreciation HLS Fund, Gregg R. Thomas, CFA, selects and oversees the Fund’s portfolio management teams and determines how Fund assets are allocated among the Fund’s portfolio management teams. Mr. Simon supports Mr. Thomas and is involved in overseeing the allocation of assets among the Fund’s portfolio management teams. Mr. Thomas and Mr. Simon may change the underlying “sleeve” portfolio managers at any time based on market conditions and/or Fund performance. The following sets forth the “sleeve” portfolio managers as of March 1, 2022.
CAPITAL APPRECIATION HLS FUND
ADDITIONAL PORTFOLIO MANAGERS	COMPENSATION BENCHMARKS/PEER GROUP*
Donald J. Kilbride	Russell 1000 Index / Lipper Multi-Cap Core
Stephen Mortimer	Russell 3000 Growth Index / Lipper Multi-Cap Core
David W. Palmer	Russell 3000 Value Index / Lipper Multi-Cap Core
Philip W. Ruedi	Russell 3000 Index / Lipper Multi-Cap Core
*
Benchmark/Peer groups weighted 90%/10%, respectively.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.